COMMITMENTS AND CONTINGENT LIABILITY	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITY [Abstract]
COMMITMENTS AND CONTINGENT LIABILITY
NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITY:

a.	Royalty commitment

The Company is committed to pay royalties to the Government of Israel on proceeds from sales of products whose research and development was funded, in part, by Government grants. At the time the grants were received, successful development of the related projects was not assured.

In the case of failure of a project that was partly financed by royalty-bearing Government participations, the Company is not obligated to pay any royalties to the Government.

In the case of the cancellation of a project that was partly financed by royalty-bearing Government participations, the Government of Israel may claim a refund of the grants that it made.

The royalty rate, based on the sales of products resulting from funded research and development projects, was fixed at 3% during the first three years and 3.5% thereafter. Royalties are paid biannually and are payable up to 100% of the amount of such grants, with the addition of annual interest based on LIBOR. Royalty expenses are classified as part of cost of revenues.

In the event that any of the manufacturing rights or technology is transferred out of Israel, subject to the approval of the Government of Israel, the Company would be required to pay royalties at a higher rate and an increased aggregate payback amount in the range of 120% to 300% of the grants received, based on the applicable project. The total aggregate contingent liability of the Company in respect of royalties to the Government of Israel at December 31, 2013 was approximately $21.3 million. This amount can raise up to 84 million dollars if manufacturing rights or technology is transferred out of Israel.

In addition, the OCS has claimed that we are required to repay grants in the amount of $0.75 million related to a research and development project that was cancelled.In addition, in April 2014, we received a claim from the OCS to repay grants related to 2012 in an amount of $1.2 million.

Royalty expenses totaled $645,000, $464,000and$327,000, in the years ended December 31, 2011, 2012 and 2013, respectively, and are included in the statements of operations in cost of revenues.

b.	Lease commitments

The Company has entered into several operating lease agreements with respect to its offices. The main agreement is for the premises it uses in Israel. The Company has an option to terminate this lease agreement on six-months' advance notice. On 2012 and 2013 the company used its right to terminate on a six months' advance notice and vacated a large portion of the premises it held.

The projected annual rental payments  for 2014 and for subsequent years, at rates and for leases in effect for 2013 at December 31, 2013, are approximately $176,000.

Lease expenses totaled $1,225,000, $823,000 and $368,000 in the years ended December 31, 2011, 2012 and 2013, respectively.